Other Intangible Assets, net	12 Months Ended
Dec. 31, 2015
Other Intangible Assets, net
Note 8	Other Intangible Assets, net

In 2015, the changes related to other gross intangible assets were related to foreign currency translation and an acquisition of an acquisition technology intangible asset. Refer to Note 24 for more information on acquisitions.

Significant components of other intangible assets as of December 31, 2015 and 2014 are summarized as follows:

	2015
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(99,909)	$218,691
Customer relationships	166,579	(104,736)	61,843
Trade name	46,422	(24,422)	22,000
Database	28,000	(14,000)	14,000
Covenants-not-to-compete	14,940	(7,834)	7,106
Trade association	10,000	(5,750)	4,250
Favorable lease	875	(445)	430

Total	$585,416	(257,096)	$328,320

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(60,079)	$258,521
Customer relationships	167,140	(87,201)	79,939
Trade name	46,480	(15,680)	30,800
Database	28,000	(8,400)	19,600
Covenants-not-to-compete	14,940	(5,551)	9,389
Trade association	10,000	(4,750)	5,250
Favorable lease	875	(267)	608

Total	$586,035	(181,928)	$404,107

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $75.8 million, $77.3 million and $50.0 million for 2015, 2014 and 2013, respectively.

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2015 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	8.0
Customer relationships	8.2
Trade name	4.9
Database	5.0
Covenants-not-to-compete	5.3
Trade association	10.0
Favorable Lease	4.9

Total	7.6

Estimated future amortization expense of other intangible assets as of December 31, 2015 for the next five years is:

(in thousands)
2016	$75,213
2017	74,823
2018	60,166
2019	47,870
2020	43,711